IFRS 7 - Disclosure - Credit Risk - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of credit risk exposure [line items]
Increase (decrease) in credit exposure	$ 43,100
Cash collateral	0	$ 101,300
Credit risk [member]
Disclosure of credit risk exposure [line items]
Loans and acceptances after allowance for credit losses	$ 381,700	$ 365,600
Consumer loans percentage in total loans	69.00%	71.00%
Increase in consumer loans, value	$ 2,900
Increase in consumer loans, percentage	1.00%
Increase in residential mortgages loans, value	$ 0
Increase in business and government loans, value	$ 13,200
Increase in business and government loans, percentage	12.00%
Business and government portfolios [member] | Advanced Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Increase (decrease) in credit exposure	$ 32,100
Business and government portfolios [member] | Advanced Internal Ratings Based [member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Increase (decrease) in credit exposure	23,300
Business and government portfolios [member] | Advanced Internal Ratings Based [member] | Non investment grade [member]
Disclosure of credit risk exposure [line items]
Increase (decrease) in credit exposure	9,700
Credit derivatives protection purchased [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	$ 0	$ 155